Schedule of Investments(a)
Invesco India ETF (PIN)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%(b)
Communication Services-4.69%
Bharti Airtel Ltd.(c)	402,437	$2,799,844
Bharti Infratel Ltd.	199,484	694,137
Info Edge India Ltd.	14,154	564,841
Sun TV Network Ltd.	19,645	130,645
Tata Communications Ltd.	15,875	92,637
Zee Entertainment Enterprises Ltd.	207,802	783,799
		5,065,903
Consumer Discretionary-9.41%
Bajaj Auto Ltd.	20,149	896,195
Bharat Forge Ltd.	43,221	296,300
Bosch Ltd.	1,642	318,541
Eicher Motors Ltd.	3,106	878,879
Exide Industries Ltd.	47,649	131,647
Hero MotoCorp Ltd.	22,716	793,800
Mahindra & Mahindra Ltd.	135,042	1,073,315
Maruti Suzuki India Ltd.	28,042	2,700,502
Motherson Sumi Systems Ltd.	219,869	409,514
Page Industries Ltd.	1,144	390,725
Tata Motors Ltd.(c)	234,539	575,438
Tata Motors Ltd., Class A(c)	89,082	92,449
Titan Co. Ltd.	72,108	1,187,895
TVS Motor Co. Ltd.	26,632	173,352
Whirlpool of India Ltd.	7,070	244,295
		10,162,847
Consumer Staples-11.03%
Britannia Industries Ltd.	13,381	597,267
Colgate-Palmolive (India) Ltd.	15,146	281,992
Dabur India Ltd.	122,978	854,379
Emami Ltd.	25,445	105,086
Gillette India Ltd.	1,812	158,628
GlaxoSmithKline Consumer Healthcare Ltd.	2,355	291,535
Godrej Consumer Products Ltd.	85,473	805,709
Hindustan Unilever Ltd.	164,388	4,679,785
ITC Ltd.	682,810	2,250,118
Marico Ltd.	104,774	463,027
Nestle India Ltd.	5,368	1,153,983
United Breweries Ltd.	15,454	273,746
		11,915,255
Energy-13.70%
Bharat Petroleum Corp. Ltd.	231,590	1,483,026
Coal India Ltd.	336,678	856,178
Hindustan Petroleum Corp. Ltd.	141,462	458,771
Indian Oil Corp. Ltd.	492,687	782,023
Mangalore Refinery & Petrochemicals Ltd.	46,750	30,170
Oil & Natural Gas Corp. Ltd.	700,724	1,069,879
Oil India Ltd.	60,792	110,368
Petronet LNG Ltd.	121,839	455,034
Reliance Industries Ltd.	483,125	9,557,558
		14,803,007
Financials-20.44%
Bajaj Finance Ltd.	41,747	2,544,646
Bajaj Holdings & Investment Ltd.	6,204	299,727
Bandhan Bank Ltd.(d)	89,669	562,561
Cholamandalam Investment and Finance Co. Ltd.	43,824	201,164
Federal Bank Ltd.	340,959	436,487
HDFC Asset Management Co. Ltd.(d)	8,061	358,578
HDFC Life Insurance Co. Ltd.(d)	128,863	1,082,083
Housing Development Finance Corp. Ltd.	324,795	10,987,705
	Shares	Value
Financials-(continued)
ICICI Lombard General Insurance Co. Ltd.(d)	42,296	$779,521
ICICI Prudential Life Insurance Co. Ltd.(d)	70,948	506,821
Indiabulls Housing Finance Ltd.	76,382	327,975
L&T Finance Holdings Ltd.	112,091	184,023
LIC Housing Finance Ltd.	57,387	350,223
Mahindra & Mahindra Financial Services Ltd.	68,493	354,523
Muthoot Finance Ltd.	22,315	238,497
Power Finance Corp. Ltd.(c)	147,050	239,658
RBL Bank Ltd.(d)	73,287	322,942
REC Ltd.	152,176	305,269
SBI Life Insurance Co. Ltd.(d)	86,331	1,200,459
Shriram Transport Finance Co. Ltd.	38,939	556,903
Yes Bank Ltd.	437,995	242,287
		22,082,052
Health Care-5.57%
Alkem Laboratories Ltd.	9,373	313,575
Aurobindo Pharma Ltd.	61,521	413,846
Biocon Ltd.	65,883	271,768
Cadila Healthcare Ltd.	57,006	211,083
Cipla Ltd.	74,796	467,209
Divi’s Laboratories Ltd.	18,484	504,321
Dr. Reddy’s Laboratories Ltd.	18,863	821,342
Glenmark Pharmaceuticals Ltd.	32,297	140,399
Lupin Ltd.	51,462	516,293
Piramal Enterprises Ltd.	23,942	518,465
Sun Pharmaceutical Industries Ltd.	254,003	1,545,927
Torrent Pharmaceuticals Ltd.	9,391	254,142
Wockhardt Ltd.(c)	6,815	33,728
		6,012,098
Industrials-3.77%
ABB India Ltd.	11,823	216,301
ABB Power Products and Systems India Ltd.(c)(e)	2,803	29,854
Adani Enterprises Ltd.	61,651	198,239
Ashok Leyland Ltd.	272,520	310,745
Bharat Electronics Ltd.	136,593	173,523
Cummins India Ltd.	15,538	125,107
GMR Infrastructure Ltd.(c)	337,358	108,028
Godrej Industries Ltd.	16,415	95,317
Havells India Ltd.	55,703	470,557
InterGlobe Aviation Ltd.(d)	22,300	428,008
Larsen & Toubro Ltd.	78,136	1,499,375
Siemens Ltd.	19,840	415,063
		4,070,117
Information Technology-18.87%
HCL Technologies Ltd.	250,674	2,077,548
Infosys Ltd.	858,843	9,339,162
Larsen & Toubro Infotech Ltd.(d)	6,614	179,838
Mphasis Ltd.	17,045	221,526
Oracle Financial Services Software Ltd.(c)	4,981	204,932
Tata Consultancy Services Ltd.	209,009	6,105,911
Tech Mahindra Ltd.	107,449	1,199,508
Wipro Ltd.	316,832	1,051,407
		20,379,832
Materials-9.64%
ACC Ltd.	10,461	219,554
Ambuja Cements Ltd.	179,724	515,062
Asian Paints Ltd.	66,786	1,675,160
Berger Paints India Ltd.	54,088	423,415
Castrol India Ltd.	112,640	213,181

Invesco India ETF (PIN)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Dalmia Bharat Ltd.	10,799	$132,200
Grasim Industries Ltd.	74,633	811,695
Hindalco Industries Ltd.	208,055	552,082
Hindustan Zinc Ltd.(c)	54,676	148,725
Jindal Steel & Power Ltd.(c)	94,433	231,226
JSW Steel Ltd.	273,124	954,047
Kansai Nerolac Paints Ltd.	30,053	209,879
NMDC Ltd.	170,551	279,521
Pidilite Industries Ltd.	28,297	599,607
Shree Cement Ltd.	1,935	621,395
Steel Authority of India Ltd.	231,552	148,976
Tata Steel Ltd.	62,751	382,170
UltraTech Cement Ltd.	24,976	1,544,094
Vedanta Ltd.	386,648	747,206
		10,409,195
Real Estate-0.85%
DLF Ltd.	137,880	501,913
Embassy Office Parks REIT	36,600	212,873
Hemisphere Properties India Ltd.(c)(e)	20,636	46,791
Oberoi Realty Ltd.	20,554	157,142
		918,719
Utilities-2.01%
GAIL (India) Ltd.	253,365	427,675
	Shares		Value
Utilities-(continued)
JSW Energy Ltd.		89,247	$78,857
NHPC Ltd.		559,004	191,929
NTPC Ltd.		551,130	871,597
Power Grid Corp. of India Ltd.		117,565	307,244
Tata Power Co. Ltd. (The)		221,120	180,038
Torrent Power Ltd.		26,943	116,663
			2,174,003
Total Common Stocks & Other Equity Interests (Cost $108,939,053)			107,993,028
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(f)
Consumer Staples-0.01%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $7,447)	INR	534,750	7,914
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $108,946,500)			108,000,942
OTHER ASSETS LESS LIABILITIES-0.01%			13,509
NET ASSETS-100.00%			$108,014,451

Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $5,420,811, which represented 5.02% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$63,778,790	$44,137,593	$76,645	$107,993,028
Non-U.S. Dollar Denominated Bonds & Notes	-	7,914	-	7,914
Total Investments	$63,778,790	$44,145,507	$76,645	$108,000,942
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.